Cover	Aug. 07, 2026
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 07, 2026
Entity Registrant Name	Bakkt, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address, Address Line One	3280 Peachtree Road NE, 7th Floor
Entity Address, Address Line Two
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	332
Local Phone Number	203-3017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001820302
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE